UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Long Pond Capital, LP
Address: 410 Park Avenue
         9th Floor
         New York, New York  10022

13F File Number:  028-14852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Famiglietti
Title:     Chief Financial Officer
Phone:     212.351.1954

Signature, Place, and Date of Signing:

 /s/ Anthony Famiglietti     New York, New York/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $154,139 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASHFORD HOSPITALITY TR INC     COM SHS          044103109    27412  3263278 SH       SOLE                  3263278
ASSOCIATED ESTATES RLTY CORP   COM              045604105     5382   355000 SH       SOLE                   355000
AV HOMES INC                   COM              00234P102     9611   647610 SH       SOLE                   647610
BRE PROPERTIES INC             CL A             05564E106     6752   144000 SH       SOLE                   144000
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    17096   495400 SH       SOLE                   495400
EMERITUS CORP                  COM              291005106     9301   444155 SH       SOLE                   444155
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     9329   136950 SH       SOLE                   136950
FOREST CITY ENTERPRISES INC    CL A             345550107    10241   646136 SH       SOLE                   646136
GENERAL GROWTH PPTYS INC NEW   COM              370023103       14   700000 SH       SOLE                   700000
GLIMCHER RLTY TR               SH BEN INT       379302102     1691   160000 SH       SOLE                   160000
HOME LN SERVICING SOLUTIONS    ORD SHS          G6648D109     6202   381000 SH       SOLE                   381000
INTERCONTINENTAL HTLS GRP PL   SPONS ADR NEW    45857P301     9768   372116 SH       SOLE                   372116
ISHARES TR                     DJ US REAL EST   464287739        0    15000 SH       SOLE                    15000
LOWES COS INC                  COM              548661107     5706   188700 SH       SOLE                   188700
M/I HOMES INC                  COM              55305B101     7028   363369 SH       SOLE                   363369
MORGANS HOTEL GROUP CO         COM              61748W108    12651  1970489 SH       SOLE                  1970489
MPG OFFICE TR INC              COM              553274101     3757  1121384 SH       SOLE                  1121384
NORTHSTAR RLTY FIN CORP        COM              66704R100     8427  1325000 SH       SOLE                  1325000
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107      505    56730 SH       SOLE                    56730
PICO HLDGS INC                 COM NEW          693366205      685    30000 SH       SOLE                    30000
SIMON PPTY GROUP INC NEW       COM              828806109     2581    17000 SH       SOLE                    17000